PROPERTY, PLANT AND EQUIPMENT (Details 3)	12 Months Ended
	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	Except in the case of the Boeing 767 300ER and Boeing 767 300F fleets that consider a lower residual value due to the extension of their useful life to 22 and 30 years respectively. Additionally, certain technical components are depreciated based on cycles and hours flown. The aircraft with remarketing clause (**) under modality of financial leasing, which are depreciated according to the duration of their contracts, between 12 and 18 years. Its residual values are estimated according to market value at the end of such contracts.
Buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Method	Straight line without residual value
Buildings [Member] | Bottom of range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	20
Buildings [Member] | Top of range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	50
Plant and Equipment Net [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Method	Straight line with residual value of 20% in the short-haul fleet and 36% in the long-haul fleet.
Plant and Equipment Net [Member] | Bottom of range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	5	[1]
Plant and Equipment Net [Member] | Top of range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	23	[1]
Information Technology Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Method	Straight line without residual value
Information Technology Equipment [Member] | Bottom of range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	5
Information Technology Equipment [Member] | Top of range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	10
Fixed Installations and Accessories [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Method	Straight line without residual value
Fixed Installations and Accessories [Member] | Bottom of range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	10
Fixed Installations and Accessories [Member] | Top of range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	10
Motor Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Method	Straight line without residual value
Motor Vehicles [Member] | Bottom of range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	10
Motor Vehicles [Member] | Top of range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	10
Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Method	Straight line without residual value
Leasehold Improvements [Member] | Bottom of range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	5
Leasehold Improvements [Member] | Top of range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	5
Other Property, Plants and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Method	Straight line with residual value of 20% in the short-haul fleet and 36% in the long-haul fleet.
Other Property, Plants and Equipment [Member] | Bottom of range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	10	[1]
Other Property, Plants and Equipment [Member] | Top of range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	23	[1]

[1]	Except in the case of the Boeing 767 300ER and Boeing 767 300F fleets that consider a lower residual value due to the extension of their useful life to 22 and 30 years respectively. Additionally, certain technical components are depreciated based on cycles and hours flown.